Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions
7.	Acquisitions
Sprout
On September 3, 2021, the Company acquired certain assets of the Sprout business (“Sprout”), a leading, cloud-based customer relationship management (“CRM”) and marketing platform for the cannabis industry, for total consideration of approximately $31.2 million. The Company accounted for the Sprout acquisition as an acquisition of a business under ASC 805- Business Combinations.
The acquired assets and liabilities of Sprout were recorded at their preliminary acquisition date fair values. The purchase price allocations are subject to change as the Company continues to gather information relevant to its determination of the fair value of the assets and liabilities acquired primarily related to, but not limited to, intangible assets. Any adjustments to the purchase price allocations will be made as soon as practicable but no later than one year from the acquisition date.
The following table summarizes the components of consideration and the preliminary estimated fair value of assets acquired (in thousands):
Consideration Transferred:
Cash consideration	$ 12,000
Share consideration(1)	19,186
Total consideration	$ 31,186

Estimated Assets Acquired and Liabilities Assumed:
Asset acquired:
Software technology	$ 2,973
Trade name	217
Customer relationships	1,410
Goodwill	26,686
Total assets acquired	31,286

Liabilities assumed:
Other current liabilities	(100)
Total net assets acquired	$ 31,186

(1)
The fair value of share consideration issued in connection with the Spout acquisition was calculated based on 1,244,258 shares of Class A common stock issued multiplied by the share price on the closing date of $15.42.

The excess of the purchase price over the estimated fair values of the net assets acquired, including identifiable intangible assets, is recorded as goodwill. Goodwill is primarily attributable to the expected synergies from combining operations. Goodwill recognized was allocated to the Company’s one operating segment and is generally deductible for tax purposes.
The fair values of the trade name intangible assets were determined using an “income approach”, specifically, the relief-from royalty approach, which is a commonly accepted valuation approach. This approach is based on the assumption that in lieu of ownership, a firm would be willing to pay a royalty in order to exploit the related benefits of this asset. Owning that intangible asset means that the underlying entity wouldn’t have to pay for the privilege of deploying that asset. Therefore, a portion of Sprout’s earnings, equal to the after-tax royalty that would have been paid for the use of the asset, can be attributed to the firm’s ownership. The fair value of the software technology intangible asset was also determined using an “income approach”, specifically a multi-period excess earnings approach, which is a commonly accepted valuation approach. Under this approach, the net earnings attributable to the asset or liability being measured are isolated using the discounted projected net cash flows. These projected cash flows are isolated from the projected cash flows of the combined asset group over the remaining economic life of the intangible asset or liability being measured. Both the amount and the duration of the cash flows are considered from a market participant perspective. Where appropriate, the net cash flows were adjusted to reflect the potential attrition of existing customers in the future, as existing customers are a “wasting” asset and are expected to decline over time. The fair value of the customer relationships was determined using an “income approach”, specifically, the With-and-Without method, which is a commonly accepted valuation approach. This method estimates the value of customer-related assets by quantifying the impact on cash flows under a scenario in which the customer-related assets must be replaced and assuming all of the existing assets are in place except the customer-related assets. Essentially, it estimates the intangible asset’s value by calculating the difference between the two discounted cash-flow models. One that represents the status quo for the business enterprise with the asset in place and the second that represents the business enterprise with everything in place besides the customer-related asset. The projected cash flow period is the time-period it takes to build back up to that status quo. The difference between the two cash flows represents the calculated value of the customer-related asset.
During the year ended December 31, 2021, the Company incurred transaction expenses associated with the Sprout acquisition of $1.0 million, which is included in general and administrative expenses in the consolidated statements of operations.
The revenue and operating loss from Sprout included the Company’s consolidated statements of operations for the period from September 3, 2021 (acquisition date) through December 31, 2021 were not material. Pro forma revenue and earnings amounts on a combined basis have not been presented as they are not material to the Company’s historical pre-acquisition financial statements.
Transport Logistics Holding
On September 29, 2021, the Company acquired all of the equity interests of Transport Logistics Holding Company, LLC (“TLH”), a logistics platform that enables the compliant delivery of cannabis, for total consideration of approximately $15.1 million. The Company accounted for the TLH acquisition as an acquisition of a business under ASC 805.
The acquired assets of TLH were recorded at their preliminary acquisition date fair values. The purchase price allocations are subject to change as the Company continues to gather information relevant to its determination of the fair value of the assets and liabilities acquired primarily related to, but not limited to, intangible assets. Any adjustments to the purchase price allocations will be made as soon as practicable but no later than one year from the acquisition date.
The following table summarizes the components of consideration and the preliminary estimated fair value of assets acquired (in thousands):
Consideration Transferred:
Cash consideration(1)	$ 5,000
Share consideration(2)	10,126
Total consideration	$ 15,126

Estimated Assets Acquired:
Software technology	$ 249
Trade name	59
Customer relationships	170
Goodwill	14,648
Total asset acquired	$ 15,126

(1)	Includes holdback of $100 million recorded within other current liabilities on the Company’s consolidated balance sheets.
(2)
The fair value of share consideration issued in connection with the TLH acquisition was calculated based on 694,540 shares of Class A common stock issued multiplied by the share price on the closing date of $14.58.

The excess of the purchase price over the estimated fair values of the net assets acquired, including identifiable intangible assets, is recorded as goodwill. Goodwill is primarily attributable to the expected synergies from combining operations. Goodwill recognized was allocated to the Company’s one operating segment and is generally deductible for tax purposes.
The fair values of the trade name intangible assets were determined using an “income approach”, specifically, the relief-from royalty approach, which is a commonly accepted valuation approach. This approach is based on the assumption that in lieu of ownership, a firm would be willing to pay a royalty in order to exploit the related benefits of this asset. Owning that intangible asset means that the underlying entity wouldn’t have to pay for the privilege of deploying that asset. Therefore, a portion of TLH’s earnings, equal to the after-tax royalty that would have been paid for the use of the asset, can be attributed to the firm’s ownership. The fair value of the software technology intangible asset was also determined using an “income approach”, specifically a multi-period excess earnings approach, which is a commonly accepted valuation approach. Under this approach, the net earnings attributable to the asset or liability being measured are isolated using the discounted projected net cash flows. These projected cash flows are isolated from the projected cash flows of the combined asset group over the remaining economic life of the intangible asset or liability being measured. Both the amount and the duration of the cash flows are considered from a market participant perspective. Where appropriate, the net cash flows were adjusted to reflect the potential attrition of existing customers in the future, as existing customers are a “wasting” asset and are expected to decline over time. The fair value of the customer relationships was determined using an “income approach”, specifically, the With-and-Without method, which is a commonly accepted valuation approach. This method estimates the value of customer-related assets by quantifying the impact on cash flows under a scenario in which the customer-related assets must be replaced and assuming all of the existing assets are in place except the customer-related assets. Essentially, it estimates the intangible asset’s value by calculating the difference between the two discounted cash-flow models. One that represents the status quo for the business enterprise with the asset in place and the second that represents the business enterprise with everything in place besides the customer-related asset. The projected cash flow period is the time-period it takes to build back up to that status quo. The difference between the two cash flows represents the calculated value of the customer-related asset.
During the year ended December 31, 2021, the Company incurred transaction expenses associated with the TLH acquisition of $0.7 million, which is included in general and administrative expenses in the consolidated statements of operations.
The revenue and operating loss from TLH included the Company’s consolidated statements of operations for the period from September 29, 2021 (acquisition date) through December 31, 2021 were not material. Pro forma revenue and earnings amounts on a combined basis have not been presented as they are not material to the Company’s historical pre-acquisition financial statements.